Fair Value Measurements: (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 370,241	$ 723,449
Marketable securities fair value total	$ 370,241	$ 723,449